Financial Instruments - Disclosure of foreign currency risk (Details)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 3,961,409	$ 600,402
Accounts Receivable		3,921,063	$ 10,406,906
Finance Lease Receivable		$ 1,215,236
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 500,653
Accounts Receivable	732,199
Sales tax receivable	112,372
Prepaids and deposits	0
Finance Lease Receivable	69,636
Accounts payable and accrued liabilities	(264,853)
Related party loan and interest payable	$ (3,670,000)